Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Key Management Compensation
Key management compensation was:

(in KUSD)	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Salaries and other short-term employee benefits	7,690	5,364	4,512
Pension costs	455	407	299
Share-based compensation expenses	16,752	396	341
Other compensation	196	73	183
	25,093	6,240	5,335